UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2019

Date of reporting period:	November 30, 2018

Item 1. Schedule of Investments:

Putnam Global Technology Fund
The fund's portfolio
11/30/18 (Unaudited)

COMMON STOCKS (90.2%)(a)
	Shares	Value
Electronic equipment, instruments, and components (1.6%)
Taiyo Yuden Co., Ltd. (Japan)	334,500	$6,416,672

		6,416,672
Entertainment (4.6%)
Activision Blizzard, Inc.(S)	168,918	8,425,633
NCSOFT Corp. (South Korea)	20,331	9,291,430

		17,717,063
Industrial conglomerates (1.8%)
Toshiba Corp. (Japan)(NON)	225,300	6,986,354

		6,986,354
Interactive media and services (6.1%)
Alphabet, Inc. Class C(NON)	17,838	19,522,442
Tencent Holdings, Ltd. (China)	103,500	4,151,507

		23,673,949
Internet and direct marketing retail (4.8%)
Alibaba Group Holding, Ltd. ADR (China)(NON)(S)	27,943	4,494,911
Amazon.com, Inc.(NON)	6,201	10,480,744
Home24 SE (Germany)(NON)(S)	216,158	3,596,268

		18,571,923
IT Services (19.5%)
DXC Technology Co.	121,523	7,660,810
First Data Corp. Class A(NON)	556,215	10,612,582
GoDaddy, Inc. Class A(NON)	150,796	9,840,947
InterXion Holding NV (Netherlands)(NON)	69,307	4,315,747
Okta, Inc.(NON)	210,585	13,403,735
Pagseguro Digital, Ltd. Class A (Brazil)(NON)(S)	228,140	5,475,360
Visa, Inc. Class A	120,256	17,041,478
Worldpay, Inc. Class A(NON)	87,427	7,502,111

		75,852,770
Leisure products (1.1%)
Universal Entertainment Corp. (Japan)(NON)(S)	132,600	4,372,056

		4,372,056
Media (5.0%)
Altice USA, Inc. Class A	234,320	4,145,121
Charter Communications, Inc. Class A(NON)	35,496	11,685,283
Discovery, Inc. Class C(NON)	136,251	3,805,490

		19,635,894
Professional services (0.7%)
Equifax, Inc.	26,232	2,693,239

		2,693,239
Semiconductors and semiconductor equipment (13.1%)
ASML Holding NV (Netherlands)	61,637	10,480,444
NEC Electronics Corp. (Japan)(NON)	1,214,200	5,771,219
NXP Semiconductors NV	186,852	15,577,851
SCREEN Holdings Co., Ltd. (Japan)	149,200	7,534,478
Sino-American Silicon Products, Inc. (Taiwan)	4,197,000	11,657,158

		51,021,150
Software (29.5%)
Bottomline Technologies (de), Inc.(NON)	39,994	2,202,470
DocuSign, Inc.(NON)(S)	201,616	8,419,484
Everbridge, Inc.(NON)	19,148	1,048,736
LogMeIn, Inc.	66,215	6,107,009
Micro Focus International PLC ADR (United Kingdom)(S)	283,285	5,526,890
Microsoft Corp.	589,625	65,383,516
RealPage, Inc.(NON)	140,999	7,272,728
ServiceNow, Inc.(NON)	44,420	8,229,693
Talend SA ADR(NON)	302,556	10,510,795

		114,701,321
Technology hardware, storage, and peripherals (2.4%)
Casetek Holdings, Ltd. (Taiwan)	2,705,131	3,788,076
Samsung Electronics Co., Ltd. (Preference) (South Korea)	188,991	5,719,127

		9,507,203

Total common stocks (cost $330,579,557)		$351,149,594

WARRANTS (1.4%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value
Shengyi Technology Co., Ltd. 144A (China)	5/24/19	$0.00	4,360,365	$5,588,758

Total warrants (cost $6,528,746)				$5,588,758

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
	Shares	Value
Uber Technologies, Inc. Ser. E, 8.00% cv. pfd. (acquired 2/18/15, cost $152,246) (Private)(NON)(F)(RES)	4,502	$219,563

Total convertible preferred stocks (cost $152,246)		$219,563

U.S. TREASURY OBLIGATIONS (0.0%)(a)
	Principal amount	Value
U.S. Treasury Notes 1.25%, 1/31/19(i)	$141,000	$141,348

Total U.S. treasury obligations (cost $141,348)		$141,348

SHORT-TERM INVESTMENTS (8.6%)(a)
		Principal amount/shares	Value
Putnam Cash Collateral Pool, LLC 2.43%(AFF)	Shares	32,933,072	$32,933,072
U.S. Treasury Bills 2.357%, 2/14/19(SEGSF)		$131,000	130,384
U.S. Treasury Bills 2.349%, 2/7/19(SEGSF)		282,000	280,811

Total short-term investments (cost $33,344,215)			$33,344,267
TOTAL INVESTMENTS

Total investments (cost $370,746,112)			$390,443,530

	FORWARD CURRENCY CONTRACTS at 11/30/18 (aggregate face value $100,201,430) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)

	Bank of America N.A.
		Australian Dollar	Buy	1/16/19	$550,336	$540,946	$9,390
		British Pound	Sell	12/19/18	4,010,496	4,147,552	137,056
		Canadian Dollar	Buy	1/16/19	1,870,203	1,944,529	(74,326)
		Euro	Buy	12/19/18	917,186	914,689	2,497
		Euro	Sell	12/19/18	917,186	947,695	30,509
		Japanese Yen	Sell	2/20/19	6,322,218	6,345,051	22,833
	Barclays Bank PLC
		British Pound	Buy	12/19/18	2,412,471	2,428,340	(15,869)
		British Pound	Sell	12/19/18	2,412,471	2,411,818	(653)
		Euro	Buy	12/19/18	1,111,394	1,146,170	(34,776)
		Euro	Sell	12/19/18	1,111,394	1,108,420	(2,974)
		Hong Kong Dollar	Buy	2/20/19	9,107	9,096	11
		Swiss Franc	Buy	12/19/18	580,910	601,630	(20,720)
	Citibank, N.A.
		Euro	Buy	12/19/18	2,239,908	2,278,230	(38,322)
	Credit Suisse International
		Swedish Krona	Buy	12/19/18	481,396	486,523	(5,127)
		Swedish Krona	Sell	12/19/18	481,396	483,332	1,936
	Goldman Sachs International
		Canadian Dollar	Buy	1/16/19	635,910	661,108	(25,198)
		Chinese Yuan (Offshore)	Sell	2/20/19	14,160,528	14,149,638	(10,890)
		Euro	Buy	12/19/18	10,141,314	10,401,230	(259,916)
		Euro	Sell	12/19/18	10,141,314	10,182,964	41,650
		New Taiwan Dollar	Sell	2/20/19	13,453,611	13,491,487	37,876
	HSBC Bank USA, National Association
		Euro	Buy	12/19/18	993,713	1,004,478	(10,765)
		Euro	Sell	12/19/18	993,713	991,038	(2,675)
	JPMorgan Chase Bank N.A.
		South Korean Won	Sell	2/20/19	12,199,503	12,154,263	(45,240)
		Swedish Krona	Buy	12/19/18	1,786,277	1,802,060	(15,783)
	State Street Bank and Trust Co.
		Canadian Dollar	Buy	1/16/19	588,964	612,407	(23,443)
		Israeli Shekel	Buy	1/16/19	851,510	871,569	(20,059)
		Japanese Yen	Sell	2/20/19	8,017,550	8,085,167	67,617

	Unrealized appreciation						351,375

	Unrealized (depreciation)						(606,736)

	Total						$(255,361)
*	The exchange currency for all contracts listed is the United States Dollar.

	Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2018 through November 30, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $389,105,955.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $219,563, or less than 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC, Putnam Short Term Investment Fund and Putnam Government Money Market Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 8/31/18	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 11/30/18
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$14,839,254	$72,052,177	$53,958,359	$135,503	$32,933,072
	Putnam Short Term Investment Fund**	4,377,444	76,243,295	80,620,739	47,334	—

	Total Short-term investments	$19,216,698	$148,295,472	$134,579,098	$182,837	$32,933,072
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $32,933,072, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $31,240,582.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $151,330.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $396,011 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY ⌂
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	70.6%
	Japan	8.7
	Taiwan	4.3
	South Korea	4.2
	Netherlands	4.1
	China	4
	United Kingdom	1.5
	Brazil	1.5
	Germany	1
	Other	0.1

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $407,435 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $151,330 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$47,583,969	$13,442,937	$—
Consumer discretionary	14,975,655	7,968,324	—
Industrials	2,693,239	6,986,354	—
Information technology	206,131,942	51,367,174	—

Total common stocks	271,384,805	79,764,789	—
Convertible preferred stocks	—	—	219,563
U.S. treasury obligations	—	141,348	—
Warrants	—	5,588,758	—
Short-term investments	—	33,344,267	—

Totals by level	$271,384,805	$118,839,162	$219,563
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(255,361)	$—

Totals by level	$—	$(255,361)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$351,375	$606,736
Equity contracts	5,588,758	—

Total	$5,940,133	$606,736
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$110,600,000
Warrants (number of warrants)	4,400,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 28, 2019

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: January 28, 2019